Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Trade and other current receivables [abstract]
Net trade receivables	$ 222,789		$ 200,652
Other receivables	199,136		85,011
Prepaid land rent	1,069		1,588
Other prepaid expenses	25,080		16,538
Advance payments	14,663		18,766
Withholding tax receivables	992		800
VAT receivables	5,401		3,832
Trade and other current receivables	469,130	[1]	327,187
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	21,408		15,481
Payment in advance for property, plant and equipment	48,071		20,928
Trade and other non-current receivables	69,479	[1]	36,409
Accrued revenue	103,400		90,000
Contract assets	$ 22,200		23,200
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 253,852		334,452
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (31,063)		$ (133,800)

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).